Expense Example, No Redemption - FidelityAdvisorLargeCapFund-AMCIZPRO - FidelityAdvisorLargeCapFund-AMCIZPRO - Fidelity Advisor Large Cap Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Large Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 679
3 Years	899
5 Years	1,136
10 Years	1,816
Fidelity Advisor Large Cap Fund - Class C
Expense Example, No Redemption:
1 Year	187
3 Years	579
5 Years	995
10 Years	1,960
Fidelity Advisor Large Cap Fund - Class M
Expense Example, No Redemption:
1 Year	481
3 Years	757
5 Years	1,053
10 Years	1,895
Fidelity Advisor Large Cap Fund - Class I
Expense Example, No Redemption:
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014
Fidelity Advisor Large Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	72
3 Years	224
5 Years	390
10 Years	$ 871